UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM 10-D

ASSET BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from:   October 19, 2024 to November 18, 2024

Commission File Number of issuing entity:  333-255181-02

Central Index Key Number of issuing entity:  0001948175

3650R 2022-PF2 Commercial Mortgage Trust
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:  333-255181

Central Index Key Number of depositor:  0001856217

3650 REIT Commercial Mortgage Securities II LLC
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001840727

3650 Real Estate Investment Trust 2 LLC
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001541294

German American Capital Corporation
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001701238

Citi Real Estate Funding Inc.
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001628601

Column Financial, Inc.
(Exact name of sponsor as specified in its charter)

Mark A Jefferis (310) 862-9994
(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

38-4238372
38-4238373
(I.R.S. Employer Identification No.)

c/o Computershare Trust Company, N.A.
9062 Old Annapolis Road
Columbia, MD 21045
(Address of principal executive offices of the issuing entity) (Zip Code)

(667) 786-1992
(Telephone number, including area code)

Not Applicable
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
A-1			X
A-2			X
A-3			X
A-4			X
A-5			X
A-SB			X
A-S			X
B			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes   X   No

Part I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On November 18, 2024 a distribution was made to holders of the certificates issued by 3650R 2022-PF2 Commercial Mortgage Trust.

The distribution report is attached as an Exhibit to this Form 10-D, please see Item 10(b), Exhibit 99.1 for the related information.

No assets securitized by 3650 REIT Commercial Mortgage Securities II LLC (the "Depositor") and held by 3650R 2022-PF2 Commercial Mortgage Trust were the subject of a demand to repurchase for breach of the representations and warranties contained in the underlying transaction documents during the distribution period from October 19, 2024 to November 18, 2024.

The Depositor has filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 (a "Rule 15Ga-1 Form ABS-15G") on February 13, 2024. The CIK number of the Depositor is 0001856217.

3650 Real Estate Investment Trust 2 LLC (“3650 REIT 2”), one of the sponsors, has filed a Rule 15Ga-1  Form ABS-15G on February 13, 2024. The CIK number of 3650 REIT 2 is 0001840727.

German American Capital Corporation ("GACC"), one of the sponsors, has filed a Rule 15Ga-1 Form ABS-15G on February 12, 2024. The CIK number of GACC is 0001541294.

Citi Real Estate Funding Inc. ("CREF"), one of the sponsors, has filed a Rule 15Ga-1 Form ABS-15G on February 9, 2024. The CIK number of CREF is 0001701238.

Column Financial, Inc. ("Column"), one of the sponsors, has filed a Rule 15Ga-1 Form ABS-15G on February 14, 2024. The CIK number of Column is 0001628601.

Item 1A. Asset-Level Information.

ABS Asset Data File (filed as Exhibit 102 to the registrant's Form ABS-EE filed on November 27, 2024 under Commission File No. 333-255181-02 and incorporated by reference herein).

ABS Asset Related Document (filed as Exhibit 103 to the registrant's Form ABS-EE filed on November 27, 2024 under Commission File No. 333-255181-02 and incorporated by reference herein).

Part II - OTHER INFORMATION

Item 9. Other Information.

Midland Loan Services, A Division of PNC Bank, National Association, in its capacity as Master Servicer for 3650R 2022-PF2 Commercial Mortgage Trust, affirms the following amounts in the respective accounts:

Collection Account
Prior Distribution Date	10/18/2024	$0.00
Current Distribution Date	11/18/2024	$2,150.00

REO Account
Prior Distribution Date	10/18/2024	$0.00
Current Distribution Date	11/18/2024	$0.00

Computershare Trust Company, N.A., in its capacity as Certificate Administrator for 3650R 2022-PF2 Commercial Mortgage Trust, affirms the following amounts in the respective accounts:

Distribution Account
Prior Distribution Date	10/18/2024	$6,177.41
Current Distribution Date	11/18/2024	$6,381.52

Interest Reserve Account
Prior Distribution Date	10/18/2024	$0.00
Current Distribution Date	11/18/2024	$0.00

Gain-on-Sale Reserve Account
Prior Distribution Date	10/18/2024	$0.00
Current Distribution Date	11/18/2024	$0.00

Item 10. Exhibits.

(a) The following is a list of documents filed as part of this Report on Form 10-D:

(99.1) Monthly report distributed to holders of the certificates issued by 3650R 2022-PF2 Commercial Mortgage Trust, relating to the November 18, 2024 distribution.

(102) ABS Asset Data File (filed as Exhibit 102 to the registrant's Form ABS-EE filed on November 27, 2024 under Commission File No. 333-255181-02 and incorporated by reference herein).

(103) ABS Asset Related Document (filed as Exhibit 103 to the registrant's Form ABS-EE filed on November 27, 2024 under Commission File No. 333-255181-02 and incorporated by reference herein).

(b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

3650 REIT Commercial Mortgage Securities II LLC
(Depositor)

/s/ Tobin Cobb
Tobin Cobb, Authorized Signatory

Date: November 27, 2024